Prepaid expenses (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Prepaid Expense [Abstract]
Prepaid interest	$ 620,995
Prepaid rental	11,745
Miscellaneous	573
Prepaid expense, current	$ 633,313